Cash flow statement - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow statement
Net cash flow from cash net of overdrafts	$ 332	$ (40)	$ (930)
Settlement of currency swaps		(4)	(3)
Net cash flow from borrowings	(295)	(175)	396
Change in net debt from net cash flow	37	(219)	(537)
IFRS 16 lease liabilities	3	(3)	1
Exchange adjustment	18	(20)	47
Corporate bond issuance expense	9	1	3
Change in net debt in the year	67	(241)	(486)
Balance at beginning of year	(2,776)	(2,535)	(2,049)
Balance at end of year	$ (2,709)	$ (2,776)	$ (2,535)